Investments in Affiliated Companies (Account Balances and Transactions with Affiliated Companies Accounted for under Equity Method) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Schedule of Equity Method Investments [Line Items]
Short-term borrowings	¥ 618,618	¥ 496,093
Equity Method Investee
Schedule of Equity Method Investments [Line Items]
Accounts receivable, trade	12,404	15,516
Accounts payable, trade	1,087	2,568
Short-term borrowings	29,744	22,849
Capital lease obligations	20,265	13,294
Sales	41,437	45,415	¥ 31,238
Purchases	5,584	3,180	1,966
Lease payments	¥ 7,455	¥ 7,749	¥ 16,492